NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
NON-CURRENT ASSETS HELD FOR SALE

12)	NON-CURRENT ASSETS HELD FOR SALE

	R$ thousands
	On December 31, 2023	On December 31, 2022
Non-current assets held for sale
Real estate	991,486	878,814
Vehicles and similar	314,041	327,808
Machinery and equipment	776	1,108
Other	22,227	29,201
Total	1,328,530	1,236,931

The properties or other non-current assets received in total or partial settlement of the payment obligations of debtors are considered as non-operating assets held for sale in auctions, which normally occur in up to one year. Non-current assets held for sale are those for which selling expectation, in their current condition, is highly probable to occur within a year.